Investments	12 Months Ended
Dec. 31, 2014
Investments
(4)	Investments

(a)	Fixed-maturity Securities

At December 31, the amortized cost, gross unrealized gains, gross unrealized losses, and fair values of available-for-sale securities are as shown in the following tables:

	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value	OTTI in accumulated other comprehensive income
2014:
Fixed-maturity securities:
U.S. government	$93,692	1,446	61	95,077	—
States and political subdivisions	11,679	305	42	11,942	—
Foreign government	2,517	30	—	2,547	—
Public utilities	36,746	4,625	43	41,328	—
Corporate securities	328,406	30,664	1,740	357,330	—
Mortgage-backed securities	140,682	6,416	181	146,917	—

Total	$613,722	43,486	2,067	655,141	—

	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value	OTTI in accumulated other comprehensive income
2013:
Fixed-maturity securities:
U.S. government	$57,053	646	471	57,228	—
States and political subdivisions	17,574	114	1,179	16,509	—
Foreign government	2,534	44	155	2,423	—
Public utilities	39,615	4,363	648	43,330	—
Corporate securities	343,790	26,790	6,349	364,231	—
Mortgage-backed securities	154,728	8,390	969	162,149	—

Total	$615,294	40,347	9,771	645,870	—

The net unrealized gains on available-for-sale securities consist of the following at December 31:

	2014	2013	2012
Available-for-sale:
Fixed-maturity securities	$41,419	30,576	74,495
Adjustments for:
Shadow adjustments	(15,794)	(14,657)	(22,118)
Deferred taxes	(8,969)	(5,572)	(18,332)

Net unrealized gains	$16,656	10,347	34,045

The amortized cost and fair value of available-for-sale fixed-maturity securities at December 31, 2014, by contractual maturity, are shown below:

	Amortized cost	Fair value
Available-for-sale:
Due in one year or less	$27,824	28,247
Due after one year through five years	152,066	165,127
Due after five years through ten years	186,466	194,217
Due after ten years	106,684	120,633
Mortgage-backed securities	140,682	146,917

Total available-for-sale fixed-maturity securities	$613,722	655,141

Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties. The amortized cost of fixed-maturity securities with rights to call or prepay without penalty is $180,599 as of December 31, 2014.

Proceeds from sales of available-for-sale investments for the years ended December 31 are presented in the following table:

	2014	2013	2012
Available-for-sale:
Fixed-maturity securities:
Proceeds from sales	$22,808	77,960	134,346

As of December 31, 2014 and 2013, investments with a fair value of $1,731 and $1,650, respectively, were pledged to the New York Superintendent of Insurance, as required by statutory regulation.

The Company’s available-for-sale securities portfolio includes mortgage-backed securities. Due to the high quality of these investments and the lack of subprime loans within the securities, the Company does not have a material exposure to subprime mortgages.

(b)	Unrealized Investment Losses

Unrealized losses on available-for-sale securities and the related fair value as of December 31 are shown below:

	12 months or less		Greater than 12 months		Total
	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
2014:
Fixed-maturity securities:
U.S. government	$6,476	20	2,075	41	8,551	61
States and political subdivisions	—	—	7,461	42	7,461	42
Foreign government	—	—	—	—	—	—
Public utilities	—	—	500	43	500	43
Corporate securities	14,095	850	22,358	890	36,453	1,740
Mortgage-backed securities	4,495	19	6,970	162	11,465	181

Total temporarily impaired available-for-sale securities	$25,066	889	39,364	1,178	64,430	2,067

2013:
Fixed-maturity securities:
U.S. government	$38,474	471	—	—	38,474	471
States and political subdivisions	9,551	459	3,800	720	13,351	1,179
Foreign government	1,837	155	—	—	1,837	155
Public utilities	4,427	563	460	85	4,887	648
Corporate securities	91,430	5,758	4,668	591	96,098	6,349
Mortgage-backed securities	25,846	969	—	—	25,846	969

Total temporarily impaired available-for-sale securities	$171,565	8,375	8,928	1,396	180,493	9,771

As of December 31, 2014 and 2013, there were 32 and 79 available-for-sale fixed-maturity securities that were in an unrealized loss position, respectively.

As of December 31, 2014 and 2013, of the total amount of unrealized losses, $1,983 or 95.9% and $9,524 or 97.5%, respectively, are related to unrealized losses on investment-grade securities. Investment grade is defined as a security having a credit rating of Aaa, Aa, A, or Baa from Moody’s or a rating of AAA, AA, A, or BBB from S&P, or a NAIC rating of 1 or 2 if a Moody’s or S&P rating is not available. Unrealized losses on securities are principally related to changes in interest rates or changes in sector spreads from the date of purchase. As contractual payments continue to be met, management continues to expect all contractual cash flows to be received. As mentioned in note 2, the Company reviews these securities regularly to determine whether or not declines in fair value are other-than-temporary. Further, as the Company neither has an intention to sell nor does it expect to be required to sell the securities outlined above, the Company did not consider these investments to be other-than-temporarily impaired.

(c)	OTTI Losses

The following table presents a rollforward of the Company’s cumulative credit impairments on fixed-maturity securities held at December 31:

	2014	2013
Balance as of January 1	$241	—
Additions for credit impairments recognized on:
Securities not previously impaired	—	—
Securities that the Company intends to sell or more likely than not be required to sell before recovery (interest)	—	241
Reductions for credit impairments previously on:
Securities that matured or were sold during the period	(241)	—

Balance as of December 31	$—	241

(d)	Realized Investment Gains

Gross and net realized investment gains for the respective years ended December 31 are summarized as follows:

	2014	2013	2012
Fixed-maturity securities:
Gross gains on sales	$277	2,324	14,894
Gross losses on sales	(206)	(1,286)	(223)
OTTI	—	(241)	(169)
Other	6	32	—

Net realized investment gains	$77	829	14,502

(e)	Interest and Similar Income

Major categories of interest and similar income, net for the respective years ended December 31 are shown below:

	2014	2013	2012
Interest and similar income:
Fixed-maturity securities	$29,131	29,904	31,075
Short-term securities	7	13	33
Policy loans	17	21	27
Other	15	33	20

Total	29,170	29,971	31,155
Less:
Investment expenses	320	307	305

Total interest and similar income, net	$28,850	29,664	30,850

(f)	Variable Interest Entities

In the normal course of business, the Company enters into relationships with various entities that are deemed to be VIE. A VIE is an entity that either (1) has equity investors that lack certain essential characteristics of a controlling financial interest (including the ability to control activities of the entity, the obligation to absorb the entity’s expected losses, and the right to receive the entity’s expected residual returns) or (2) lacks sufficient equity to finance its own activities without financial support provided by other entities, which in turn would be expected to absorb at least some of the expected losses of the VIE.

The Company invests in structured securities that include VIEs. These structured securities typically invest in fixed-income investments managed by third parties and include mortgage-backed securities and collateralized mortgage obligations.

The Company has carefully analyzed the VIEs to determine whether the Company is the primary beneficiary, taking into consideration whether the Company or the Company together with its affiliates has the power to direct the activities of the VIE that most affect its economic performance and whether the Company has the right to benefits from the VIE. Based on that analysis, the Company has concluded that it is not the primary beneficiary and, as such, did not consolidate any VIEs in the Financial Statements. The structured securities are classified as fixed-maturity securities, available-for-sale on the Balance Sheets and reported at fair value.

The Company’s maximum exposure to loss from these entities is limited to their carrying value. The Company has not provided, and has no obligation to provide, material, financial, or other support that was not previously contractually required to these entities. The Company had no liabilities recorded as of December 31, 2014 or 2013, related to these entities.